Accrued Liabilities and Other Current Liabilities - Schedule of Accrued Liabilities and Other Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Payables and Accruals [Abstract]
Revenue sharing fees	¥ 817,792		¥ 567,497
Salaries and welfare	251,914		88,713
Bandwidth costs	167,793		76,028
Marketing and promotion expenses	61,210		39,434
License fees	48,138		17,993
Deposits from content providers, suppliers and advertising customers	47,386		25,615
Other taxes payable	40,349		15,874
Others	25,443		21,617
Total	¥ 1,460,025	$ 209,721	¥ 852,771